                                                      Registration Nos: 33-45117
                                                                        811-6529

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]

                    Pre-Effective Amendment No.                          [     ]
                    Post-Effective Amendment No.   20                    [  X  ]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]

                    Amendment No.    22                                  [  X  ]


                            LIBERTY FUNDS TRUST VI
               --------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------

                    (Address of Principal Executive Offices)

                                 (617) 426-3750
                                 --------------

              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:                          Copy to:
--------------------------------------                          --------
William J. Ballou, Esquire                                      John M. Loder, Esquire
Colonial Management Associates, Inc.                            Ropes & Gray
One Financial Center                                            One International Place
Boston, Massachusetts  02111                                    Boston, Massachusetts  02110-2624


It is proposed that this filing will become effective (check appropriate box):

[     ]           Immediately upon filing pursuant to paragraph (b).
[  X  ]           On October 31, 2000 pursuant to paragraph (b).
[     ]           60 days after filing pursuant to paragraph (a)(1).
[     ]           On (date) pursuant to paragraph (a)(1) of Rule 485.
[     ]           75 days after filing pursuant to paragraph (a)(2).
[     ]           On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[     ]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LIBERTY GROWTH & INCOME FUND

CLASS S SHARES

PROSPECTUS
NOV. 1, 2000




ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please keep this prospectus as your reference manual.


XX       The Fund

XX       Financial Highlights

XX       Your Account
                  Purchasing Shares
                  Opening an Account
                  Determining Share Price
                  Selling Shares
                  Exchanging Shares
                  Fund Policy on Trading of Fund Shares
                  Reporting to Shareholders
                  Dividends and Distributions

XX       The Fund's Management
                  Investment Advisor
                  Portfolio Managers

THE FUND

INVESTMENT GOALS The Fund seeks long-term growth and income.

PRINCIPAL INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of the Fund's total assets may be invested in common stocks of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Also, up to 10% of the Fund's total assets may be invested in a combination of (i) convertible bonds, (ii) corporate bonds that are rated investment grade and (iii) U.S. Government securities. When purchasing securities for the Fund, the advisor may choose securities of companies it believes are undervalued.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


[callout]
UNDERSTANDING VALUE INVESTING
In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospectus. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses. [/callout]

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are described below. There are may circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

         Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

         Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in the Fund if you:

         - want to invest in the stocks of large companies, but prefer to temper stock price fluctuations by combining growth with the potential of a steady source of income from dividends

         - are a long-term investor looking for steady, not aggressive, growth potential

         - are a first-time investor or want to invest primarily in just one stock fund

         The Fund is not appropriate for investors who:

         - want to avoid the risk and volatility associated with stock investing

         -        are saving for a short-term investment

         -        are not interested in generating taxable current income

FUND PERFORMANCE The following charts show the Fund's Class A shares, the oldest existing fund class, performance for calendar years through Dec. 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

         YEAR-BY-YEAR TOTAL RETURNS
         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
--------------------------------------------------------------------------------
                           YEAR-BY-YEAR TOTAL RETURNS (Class A Shares)
--------------------------------------------------------------------------------
 40%
 30%                                       29.49           35.18
 20%                                               19.69           20.05
 10%                      14.19                                            11.40
  0%                              -0.34
-10%
--------------------------------------------------------------------------------
      1990  1991   1992    1993    1994     1995    1996    1997    1998    1999
--------------------------------------------------------------------------------
[/bar chart]

The Fund's year-to-date total return through Sept. 30, 2000, was _______%.

For period shown on the chart above:

Best quarter:  4th  quarter 1998, +21.59%

Worst quarter:  3rd quarter 1998, -14.04%

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS (Class A Shares)
------------------------------------------------------------------------------
                                            PERIODS ENDING DEC. 31, 1999
                                         -------------------------------------
                                          1 YR          5 YR           10 YR
------------------------------------------------------------------------------
Class A Shares                             5.00%       21.44%         17.22%
S&P 500 Index                             21.03%       28.54%         21.24%




YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.


ESTIMATED ANNUAL FUND OPERATING EXPENSES(a)

        (expenses that are deducted from Fund assets)
        --------------------------------------------------------------------
        Management fees                                              0.78%
        Distribution (12b-1) fees                                    None
        Other expenses                                               0.35%
        --------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES                         1.13%

(a) There is a $7.00 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

-        $10,000 initial investment

-        5% total return each year

- the Fund's operating expenses remain constant as a percent of net assets

-        redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

--------------------------------------------------------------------------------
                                 EXPENSE EXAMPLE
--------------------------------------------------------------------------------
                                            1 yr     3 yrs     5 yrs      10 yrs
--------------------------------------------------------------------------------
                                            $____    $____    $____      $_____

FINANCIAL HIGHLIGHTS

         The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from November 1 to October 31. The total returns in the tables represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. _____________________, independent auditors, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the annual report, please call 800-338-2550.


THE FUND

PER SHARE DATA

                                                                              For years ending June 30,
                                                             -------------------------------------------------------------
                                                                2000        1999         1998        1997        1996
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 21.840    $ 20.020     $ 17.550    $ 14.470    $ 13.260

INCOME FROM INVESTMENT OPERATIONS
Net investment income(loss)(a)                                   0.011(b)    0.036        0.097       0.099       0.121
Net realized and unrealized gain on investments and
     futures transactions                                        0.249       2.654        4.620       4.314       2.292
TOTAL INCOME FROM INVESTMENT OPERATIONS                          0.260       2.690        4.717       4.413       2.413

LESS DISTRIBUTIONS
Net investment income                                             ---         ---        (0.010)     (0.072)     (0.118)
In excess of net investment income                                ---         ---        (0.037)     (0.011)      ---
From net realized gains                                         (1.500)     (0.870)      (2.200)     (1.250)     (1.085)
Total Distributions Declared to Shareholders                    (1.500)     (0.870)      (2.247)     (1.333)     (1.203)

NET ASSET VALUE, END OF PERIOD                                $ 20.600    $ 21.840     $ 20.020    $ 17.550    $ 14.470

Ratio of net expenses to average net assets(c)                    1.35%       1.41%        1.41%       1.45%       1.45%
Ratio of net investment income to average net
   assets(c)                                                      0.06%       0.19%        0.53%       0.65%       0.87%
Portfolio turnover rate                                             81%         79%          53%         83%         89%
TOTAL RETURN(d)                                                   1.43%      13.97%       28.66%      32.13%      18.85%


Net assets, end of period (000's)                             $309,129    $351,972     $306,864    $215,680    $168,554


(a) Per share data was calculated using the average shares outstanding during the period.

(b)      Net of fees waived by the advisor which amounted to $0.004 and 0.10%.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

YOUR ACCOUNT

PURCHASING SHARES You will not pay a sales charge when you purchase Fund shares.
         Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE) -- usually 4 p.m. Eastern time --your purchase is effective on the next business day.

         PURCHASES THROUGH THIRD PARTIES

         If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.

         If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

         CONDITIONS OF PURCHASE

         An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

--------------------------------------------------------------------------------
                                ACCOUNT MINIMUMS
--------------------------------------------------------------------------------
                                    MINIMUM TO          MINIMUM        MINIMUM
TYPE OF ACCOUNT                   OPEN AN ACCOUNT       ADDITION       BALANCE
--------------------------------------------------------------------------------
Regular                                $2,500             $100         $1,000

Custodial (UGMA/UTMA)                  $1,000             $100         $1,000

Automatic Investment Plan              $1,000             $ 50             --

Roth and Traditional IRA               $  500             $ 50         $  500

Educational IRA                        $  500             $ 50*        $  500

*Maximum $500 contribution per calendar year per child.

         OPENING AN ACCOUNT

------------------------------------------------------------------------------------------------------------------------
                                        OPENING OR ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------
                         BY MAIL:                                         BY WIRE:
------------------------------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT       Complete the application.                        Mail your application to the address listed
                         Make check payable to Stein Roe Mutual           on the left, then call 800-338-2550 to
                         Funds.                                           obtain an account number.  Include your
                                                                          Social Security Number.  To wire funds, use
                         Mail application and check to:                   the instructions below.
                             SteinRoe Services Inc.
                             P.O. Box 8900
                             Boston, MA 02205

ADDING TO AN ACCOUNT     Make check payable to Stein Roe Mutual           Wire funds to:
                         Funds.  Be sure to write your account               First National Bank of Boston
                         number on the check.                                ABA:  011000390
                                                                             Attn: SSI, Account No. 560-99696
                         Fill out investment slip (stub from your            Fund No. __; Liberty Growth & Income Fund
                         statement or confirmation) or include a             Your name (exactly as in the
                         note indicating the amount of your                     registration).
                         purchase, your account number, and the name         Fund account number.
                         in which your account is registered.

                         Mail check with investment slip or note
                         to the address above.

------------------------------------------------------------------------------------------------------------------------
                                        OPENING OR ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------
                     BY ELECTRONIC FUNDS TRANSFER:          BY EXCHANGE:                      THROUGH AN INTERMEDIARY:
------------------------------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT   You cannot open a new account via      By mail, phone, or                Contact your financial
                     electronic transfer.                   automatically (be sure to elect   professional.
                                                            the Automatic Exchange
                                                            Privilege on your application).

ADDING TO AN         Call 800-338-2550 to make your         By mail, phone, or                Contact your financial
ACCOUNT              purchase.  To set up prescheduled      automatically (be sure to elect   professional.
                     purchases, be sure to elect the        the Automatic Exchange
                     Automatic Investment Plan (Stein Roe   Privilege on your application).
                     Asset(SM) Builder) option on your
                     application.

All checks must be made payable in U.S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE --normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

         In computing the net asset value, the values of portfolio securities are generally based upon market quotations. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

         We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. Foreign securities may trade on days when the NYSE is closed for trading. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES You may sell your shares any day the Fund is open for business.
        Please follow the instructions below.

                                 SELLING SHARES

BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:                  You may sell your shares by telephone and request
                           that a check be sent to your address of record by calling 800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you decline it on your application.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:    Fill out the appropriate areas of the account
                           application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:               Call 800-338-2550 to exchange any portion of your
                           Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:     Fill out the appropriate areas of the account
                           application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from the Fund for investment in another Stein Roe no-load fund.

         WHAT YOU NEED TO KNOW WHEN SELLING SHARES

         Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

         The Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.

         We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

         We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

         If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets, the Fund may pay the redemption
         "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

         INVOLUNTARY REDEMPTION

         If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

         LOW BALANCE FEE

         Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

         The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

         An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

         We may change, suspend or eliminate the exchange service after notification to you.

         Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another Stein Roe no-load fund and then back to that Fund.

FUND POLICY ON TRADING OF FUND SHARES The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

REPORTING TO SHAREHOLDERS To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS The Fund declares dividends semiannually and any capital gains (including short-term capital gains) at least annually.

         A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

         A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

         When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:

-        by check

-        by electronic transfer into your bank account

-        a purchase of shares of another Stein Roe fund

-        a purchase of shares in a Stein Roe fund account of another person

[/callout]

         If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

         TAX CONSEQUENCES

         You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                                        TAX STATUS
-------------------------------------------------------------------------------------------------------------------
Income dividend                                    Ordinary income

Short-term capital gain distribution               Ordinary income

Long-term capital gain distribution                Capital gain

Sale of shares owned one year or less              Gain is ordinary income; loss is subject to special rules

Sale of shares owned more than one year            Capital gain or loss
-------------------------------------------------------------------------------------------------------------------

         In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

         This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR Colonial Management Associates, Inc. (Colonial), One Financial Center, Boston, Massachusetts 02111-2621, manages the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of September 30, 2000, Colonial managed over $___________ billion in assets. For the fiscal year ended June 30, 2000, the Fund paid aggregate fees of 0.78% of average net assets to Colonial.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC
(LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

PORTFOLIO MANAGERS

HARVEY B. HIRSCHHORN, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe since 1973.

SCOTT SCHERMERHORN, a senior vice president of Colonial has co-managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. Prior to joining Colonial, Mr. Schermerhorn was the head of the value tem at Federated Investors from May 1996 to October, 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.



Investment Company Act file number:
 Liberty Funds Trust VI:  811-6529

-        Liberty Growth & Income Fund







                         LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY NEWPORT ASIA PACIFIC FUND

CLASS S SHARES

PROSPECTUS
NOV. 1, 2000




ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please keep this prospectus as your reference manual.


XX       The Fund

XX       Financial Highlights

XX       Your Account
                  Purchasing Shares
                  Opening an Account
                  Determining Share Price
                  Selling Shares
                  Exchanging Shares
                  Fund Policy on Trading of Fund Shares
                  Reporting to Shareholders
                  Dividends and Distributions

XX       The Fund's Management
                  Investment Advisor
                  Portfolio Managers

THE FUND

INVESTMENT GOAL  The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 80% of its total assets in stocks of companies whose principal activities are in Asia or the Pacific Basin. These countries may include Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, South Korea, Taiwan and Thailand. Under normal marketconditions, the Fund intends to invest a significant portion of its assets in companies whose principal activities are in Japan and Hong Kong (including Chinese issuers whose securities trade principally in Hong Kong markets). The Fund's investment advisor will determine where a company's principal activities are located by considering its country of organization, the principal trading market for its stocks and the source of its revenues and location of its assets. The Fund may invest in stocks of companies of any size, whose earnings, the advisor believes, are in a strong growth trend or are undervalued.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Many of the Pacific Basin economies are considered emerging markets.

Because the Fund's investments are concentrated in Asia and the Pacific Basin, the Fund is particularly susceptible to regional risks. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in the Fund if you:

        - are interested in investing in companies located in the Asia or the Pacific basin countries and can tolerate the greater share price volatility that accompanies international investing

        - are a long-term investor and can afford to potentially lose money on your investment



         The Fund is not appropriate for investors who:

        - can't tolerate volatility or possible losses

        - are saving for a short-term investment

        - need regular current income



FUND PERFORMANCE The following charts show the Fund's Class A shares, the oldest existing fund class, performance for calendar years through Dec. 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

         YEAR-BY-YEAR TOTAL RETURNS
         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.


[bar chart]
--------------------------------------------------------------------------------
                YEAR-BY-YEAR TOTAL RETURNS (Class A Shares)
--------------------------------------------------------------------------------

150.00%
100.00%       121.46%
 50.00%
 0.00%
--------------------------------------------------------------------------------
               1999
--------------------------------------------------------------------------------
[/bar chart]


The Fund's year-to-date total return through Sept. 30, 2000, was _______%.

For period shown on the chart above:

Best quarter:  4th  quarter 1999, +35.67%

Worst quarter:  1ST quarter 1999, +12.51%

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the MSCI AC Asia Pacific Free Index (MSCI Index). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS (Class A Shares)
------------------------------------------------------------------------------
                                            PERIODS ENDING DEC. 31, 1999
                                         -------------------------------------
                                                                 Life of the
                                          1 YR                       Fund
------------------------------------------------------------------------------
Class A Shares                           108.72%                     111.00%
MSCI Index                                56.51%                      _____%




YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.


ESTIMATED ANNUAL FUND OPERATING EXPENSES(a)

        (expenses that are deducted from Fund assets)
        --------------------------------------------------------------------
        Management fees(b)                                           1.25%
        Distribution (12b-1) fees                                    None
        Other expenses                                               1.61%
        --------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES(b)                      2.86%

(a) There is a $7.00 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

(b) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.90%. As a result, the actual management and administration fees for Class A shares would be 0.29% and total annual fund operating expenses would be 2.15%. This arrangement maybe modified or terminated by the advisor or administrator at any time.

         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

-        $10,000 initial investment

-        5% total return each year

- the Fund's operating expenses remain constant as a percent of net assets

-        redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

--------------------------------------------------------------------------------
                                 EXPENSE EXAMPLE
--------------------------------------------------------------------------------
                                            1 yr     3 yrs     5 yrs      10 yrs
--------------------------------------------------------------------------------
                                            $____    $____    $____      $_____

FINANCIAL HIGHLIGHTS

         The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the Fund's fiscal years since it commenced operations, which run from July 1 to June 30. The total returns in the tables represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. _____________________, independent auditors, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the annual report, please call 800-338-2550.


THE FUND

PER SHARE DATA


                                                                2000             1999 (b)
NET ASSET VALUE, BEGINNING OF PERIOD                          $19.010           $10.000

INCOME FROM INVESTMENT OPERATIONS
Net investment income(loss)(a)(c)                              (0.156)          (0.019)
Net realized and unrealized gain                                7.021            9.135
TOTAL INCOME FROM INVESTMENT OPERATIONS                         6.865            9.116

LESS DISTRIBUTIONS
Net investment income                                          (0.497)          (0.106)
From net realized gains                                        (0.828)            ---
Total Distributions Declared to Shareholders                   (1.325)          (0.106)

NET ASSET VALUE, END OF PERIOD                                 $24.550          $19.900

Ratio of net expenses to average net assets(g)                    2.15            2.15(h)
Ratio of net investment income (loss) to average net
   assets(g)                                                     (0.65)          (0.15)(h)
Portfolio turnover rate(g)                                          31%             26%(f)
TOTAL RETURN(d)(e)                                               36.18           91.64(f)
Fees and expenses waived or borne by the
   Advisor/Administrator (g)                                      0.96            3.10(h)

Net assets, end of period (000's)                              $10,213          $4,606

(a)  Net of fees and expenses waived or borne by
     the Advisor/Administrator which amounted to:               $0.233          $0.365

(b)      The Fund commenced investment operations on August 19, 1998.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)      Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)      Annualized.

YOUR ACCOUNT

PURCHASING SHARES You will not pay a sales charge when you purchase Fund shares.
         Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE) -- usually 4 p.m. Eastern time --your purchase is effective on the next business day.

         PURCHASES THROUGH THIRD PARTIES

         If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.

         If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

         CONDITIONS OF PURCHASE

         An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

--------------------------------------------------------------------------------
                                ACCOUNT MINIMUMS
--------------------------------------------------------------------------------
                                    MINIMUM TO          MINIMUM        MINIMUM
TYPE OF ACCOUNT                   OPEN AN ACCOUNT       ADDITION       BALANCE
--------------------------------------------------------------------------------
Regular                                $2,500             $100         $1,000

Custodial (UGMA/UTMA)                  $1,000             $100         $1,000

Automatic Investment Plan              $1,000             $ 50             --

Roth and Traditional IRA               $  500             $ 50         $  500

Educational IRA                        $  500             $ 50*        $  500

*Maximum $500 contribution per calendar year per child.

         OPENING AN ACCOUNT

------------------------------------------------------------------------------------------------------------------------
                                        OPENING OR ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------
                         BY MAIL:                                         BY WIRE:
------------------------------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT       Complete the application.                        Mail your application to the address listed
                         Make check payable to Stein Roe Mutual           on the left, then call 800-338-2550 to
                         Funds.                                           obtain an account number.  Include your
                                                                          Social Security Number.  To wire funds, use
                         Mail application and check to:                   the instructions below.
                             SteinRoe Services Inc.
                             P.O. Box 8900
                             Boston, MA 02205

ADDING TO AN ACCOUNT     Make check payable to Stein Roe Mutual           Wire funds to:
                         Funds.  Be sure to write your account               First National Bank of Boston
                         number on the check.                                ABA:  011000390
                                                                             Attn: SSI, Account No. 560-99696
                         Fill out investment slip (stub from your            Fund No. __; Liberty Newport Asia Pacific Fund
                         statement or confirmation) or include a             Your name (exactly as in the
                         note indicating the amount of your                     registration).
                         purchase, your account number, and the name         Fund account number.
                         in which your account is registered.

                         Mail check with investment slip or note
                         to the address above.

------------------------------------------------------------------------------------------------------------------------
                                        OPENING OR ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------
                     BY ELECTRONIC FUNDS TRANSFER:          BY EXCHANGE:                      THROUGH AN INTERMEDIARY:
------------------------------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT   You cannot open a new account via      By mail, phone, or                Contact your financial
                     electronic transfer.                   automatically (be sure to elect   professional.
                                                            the Automatic Exchange
                                                            Privilege on your application).

ADDING TO AN         Call 800-338-2550 to make your         By mail, phone, or                Contact your financial
ACCOUNT              purchase.  To set up prescheduled      automatically (be sure to elect   professional.
                     purchases, be sure to elect the        the Automatic Exchange
                     Automatic Investment Plan (Stein Roe   Privilege on your application).
                     Asset(SM) Builder) option on your
                     application.

All checks must be made payable in U.S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE --normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

         In computing the net asset value, the values of portfolio securities are generally based upon market quotations. Depending upon local convention or regulation, these market quotations may be the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. Trading of these securities may not take place on every NYSE business-day. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

         We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

SELLING SHARES You may sell your shares any day the Fund is open for business.
        Please follow the instructions below.

                                 SELLING SHARES

BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:                  You may sell your shares by telephone and request
                           that a check be sent to your address of record by calling 800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you decline it on your application.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:    Fill out the appropriate areas of the account
                           application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:               Call 800-338-2550 to exchange any portion of your
                           Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:     Fill out the appropriate areas of the account
                           application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from the Fund for investment in another Stein Roe no-load fund.

         WHAT YOU NEED TO KNOW WHEN SELLING SHARES

         Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

         The Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.

         We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

         We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

         If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets, the Fund may pay the redemption
         "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

         INVOLUNTARY REDEMPTION

         If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

         LOW BALANCE FEE

         Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

         The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

         An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

         We may change, suspend or eliminate the exchange service after notification to you.

         Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another Stein Roe no-load fund and then back to that Fund.

FUND POLICY ON TRADING OF FUND SHARES The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

REPORTING TO SHAREHOLDERS To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS The Fund declares dividends and any capital gains (including short-term capital gains) at least annually.

         A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

         A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

         When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:

-        by check

-        by electronic transfer into your bank account

-        a purchase of shares of another Stein Roe fund

-        a purchase of shares in a Stein Roe fund account of another person

[/callout]

         If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

         TAX CONSEQUENCES

         You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                                        TAX STATUS
-------------------------------------------------------------------------------------------------------------------
Income dividend                                    Ordinary income

Short-term capital gain distribution               Ordinary income

Long-term capital gain distribution                Capital gain

Sale of shares owned one year or less              Gain is ordinary income; loss is subject to special rules

Sale of shares owned more than one year            Capital gain or loss
-------------------------------------------------------------------------------------------------------------------

         In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

         This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR Newport Fund Management, Inc. (Newport), 580 California Street, Suite 1960, San Francisco, California 94101 manages the Fund's day-to-day business, including placing all orders for purchase and sale of the Fund's portfolio securities. Newport has been an investment advisor since 1987. As of September 30, 2000, Newport managed over $__________ billion in assets. For the fiscal year ended June 30, 2000, the Fund paid aggregate fees of 0.29% of average net assets to Newport.

PORTFOLIO MANAGERS

CHRISTOPHER H. LEGALLET, a senior vice president and chief investment officer of Newport, is a co-manager for the Fund and has co-managed the Fund since it commenced operations in August, 1998. Prior to his joining Newport in 1997, Mr. Legallet was a managing director of Jupiter Tyndall (Asia) Ltd. in Hong
Kong serving as lead manager for investments in Asia from 1992 to 1997.

DAVID R. SMITH, a senior vice president of Newport, is a co-manager for the Fund and has co-managed the Fund since it commenced operations in August, 1998. Mr. Smith has managed other funds or accounts on behalf of Newport Pacific Management, Inc., Newport's immediate parent, since October, 1994.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.



Investment Company Act file number:
 Liberty Funds Trust VI:  811-6529

-        Liberty Newport Asia Pacific Fund


                         LIBERTY FUNDS DISTRIBUTOR, INC.

                           LIBERTY GROWTH & INCOME FUND
                       A series of Liberty Funds Trust VI
                       Statement of Additional Information
                                 CLASS S SHARES
                                November 1, 2000



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Growth & Income Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated November 1, 2000. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated June 30, 2000. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the June 30, 2000 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

        Part 1                                                            Page
        Definitions
        Organization and History
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Fund Charges and Expenses
        Investment Performance
        Custodian
        Independent Accountants
        Part 2
        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II

                                     Part 1
                         LIBERTY GROWTH & INCOME FUND
                       Statement of Additional Information
                                November 1, 2000

DEFINITIONS

        "Trust"                          Liberty Funds Trust VI
        "Fund"                           Liberty Growth & Income Fund
        "Advisor"                        Colonial Management Associates, Inc.,
                                           the Fund's investment advisor
        "LFD"                            Liberty Funds Distributor, Inc., the
                                           Fund's distributor
        "LFS"                            Liberty Funds Services, Inc., the
                                           Fund's shareholder services and
                                           transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1991. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on July 1, 1992

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

The Fund changed its name from Colonial U.S. Fund for Growth to Colonial U.S. Stock Fund on March 3, 1997. The Fund changed its name from Colonial U.S. Stock Fund to Colonial U.S. Growth & Income Fund on September 1, 1998. The Fund changed its Class A, B, C and Z share name from Colonial U.S. Growth & Income to Liberty Growth & Income Fund on July 14, 2000. The Trust changed its name from "Colonial Trust VI" to its current name on April 1, 1999.

INVESTMENT OBJECTIVE AND POLICIES
The Fund's Prospectus describes the Fund's investment goal and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Repurchase Agreements
         Money Market Instruments
         Securities Loans
         Short-Term Trading
         Foreign Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:
1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount
      borrowed)  less   liabilities   (other  than  borrowings)  or  such  other
      percentage permitted by law;
2. Only own real estate acquired as the result of owning securities; the value of such real estate may not exceed 5% of total assets;
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act.
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:
1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;
3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts exceeds 5% of its total assets;
4.   Invest more than 15% of its net assets in illiquid assets; and
5.   Invest more than 10% in American Depository Receipts.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, the issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.80% of the first $1 billion of the average daily net assets of the Fund and 0.70% in excess of $1 billion, subject to any voluntary reduction that the Advisor may agree to from time to time. Effective November 1, 1998, the Advisor has voluntarily agreed, until further notice, to reduce the fee from 0.70% to 0.60% on assets in excess of $1 billion.

Effective November 18, 1996, a sub-advisory agreement among State Street Bank and Trust Company (State Street), the Advisor and the Trust terminated. During the fiscal year ended June 30, 1997, State Street received from the Advisor $790 (dollars in thousands).

Under the Fund's pricing and bookkeeping agreement, the Fund pays the Advisor a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:

                    0.035% annually on the next $950 million
                    0.025% annually on the next $1 billion
                    0.015% annually on the next $1 billion
                    0.001% annually on the excess over $3 billion

Under the Fund's shareholders' servicing and transfer agency agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of the total net assets of the Fund for such month. In addition, total compensation, the Fund pays LFS the following fees:

1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS
2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
4.       The Fund's allocated share of LFS reimbursement out-of-pocket expenses.

Recent Fees paid to the Advisor, LFD and LFS (dollars in thousands)


                                                                 Year ended June 30

                                                    2000              1999                1998
                                                    ----              ----                ----
Management fee                                     $9,580            $8,686              $6,292
Bookkeeping fee                                       420               383                 285
Shareholder service and transfer agent fee          3,533             3,234               2,271

Brokerage Commissions (dollars in thousands)

                                                               Year ended June 30

                                                 2000                 1999                 1998
                                                 ----                 ----                 ----
Total commissions                               $1,630               $1,312                 $0
Directed transactions                                0                    0                  0
Commissions on directed transactions                 0                    0                  0
Commissions paid to Alpha Trade Inc.(a)            295                    0                  0


(a) Registered broker-dealer used for buying or selling equity securities for the Fund. See "How the Fund is Managed" in the Prospectus for more information.

Trustees and Trustees' Fees
For the fiscal year ended June 30, 2000 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees
(b):

                                Aggregate                                Total Compensation From The Fund
                                Compensation                             Complex Paid To The Trustees For
                                From Fund For The Fiscal Year            The Calendar Year Ended
Trustee                         Ended June 30, 2000                      December 31, 1999(c)
-------                         -------------------                      --------------------
Robert J. Birnbaum(d)           $   2,448                                 $  97,000
Tom Bleasdale                       5,278(e)                                103,000(f)
John V. Carberry(g)(h)                 N/A                                      N/A
Lora S. Collins                     4,787                                    96,000
James E. Grinnell                   4,989                                   100,000
Richard W. Lowry                    4,931                                    97,000
Salvatore Macera                    4,761                                    95,000
William E. Mayer                    4,989                                   101,000
James L. Moody, Jr.                 5,029(i)                                 91,000(j)
John J. Neuhauser                   5,040                                   101,252
Joseph R. Palombo(k)(l)               N/A                                      N/A
Thomas Stitzel                      4,809                                    95,000
Robert L. Sullivan(m)               4,310                                   104,100
Anne-Lee Verville                   4,748(n)                                 96,000(o)

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(c) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds
          Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT)(together, the Fund Complex).
(d)       Retired as Trustee of the Trust on December 31, 1999.
(e)       Includes $2,576 payable in later years as deferred compensation.
(f)       Includes $52,000 payable in later years as deferred compensation.
(g) Did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial Companies, Inc.
          (Liberty Financial).
(h)       Retired as Trustee of the Trust on August 4, 2000.
(i) Total compensation of $5,029 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.
(j) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years and deferred compensation.
(k)       Elected by the Trustees of the Liberty Funds on August 23, 2000.
(l) Does not receive compensation because he is an affiliated Trustee and employee of the Advisor.
(m)       Retired as Trustee of the Trust on April 30, 2000.
(n) Total compensation of $4,748 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.
(o)       Total  compensation  of $96,000 for the calendar  year ended
          December 31, 1999, will be payable in later years as deferred compensation.

For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):

                                      Total Compensation From
                              Liberty All-Star Funds For The Calendar
Trustee                           Year Ended December 31, 1999(p)
-------                           -------------------------------
Robert J. Birnbaum                           $25,000
John V. Carberry(q)(r)                         N/A
James E. Grinnell                              25,000
Richard W. Lowry                               25,000
William E. Mayer                               25,000
John J. Neuhauser                              25,000

(p) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).
(q) Did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.
(r)      Retired as Trustee of the Trusts on August 4, 2000.

Ownership of the Fund
As of record on September 30, 2000, the Trustees and officers of the Trust as a group owned _____________% of the then outstanding shares of the Fund.

INVESTMENT PERFORMANCE
The Fund's Class A shares, the Fund's oldest existing class, average annual total returns at June 30, 2000 were (s)(t):

                                                                    Class A Shares
                                                                                               Period July 1, 1992
                                                                                           (commencement of investment
                                                                                                   operations)
                                         1 Year                       5 Years                 through June 30, 2000
                                         ------                       -------                 ---------------------
With sales charge of 5.75%               (4.40)%                      17.10%                         15.97%
Without sales charge                     1.43%                        18.49%                         16.83%

(s) The data presented in the foregoing tables reflect performance of the Fund, in part, while its portfolio was being managed by a former sub-advisor, using different investment policies than are now in effect.
(t) Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS
_____________________________________,  are the Fund's independent  accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included in reliance upon the report of __________________________ given on the authority of said firm as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust VIII and Liberty Funds Trust IX. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to
Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING
In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

LOWER RATED DEBT SECURITIES
Lower rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

OTHER INVESTMENT COMPANIES
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS
GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES
The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agncy. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.

REPURCHASE AGREEMENTS
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES
WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS
When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investments on illiquid securities . Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder and fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund failed to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities)and (c) distribute at least 90% of both its orindary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS (IN THIS SECTION, AND THE FOLLOWING SECTIONS ENTITLED "TRUSTEES AND OFFICERS," "THE MANAGEMENT AGREEMENT," "ADMINISTRATION AGREEMENT," "THE PRICING AND BOOKKEEPING AGREEMENT," "PORTFOLIO TRANSACTIONS," "INVESTMENT DECISIONS," AND "BROKERAGE AND RESEARCH SERVICES," THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC.) The Advisor is the investment advisor to each of the funds (except for Liberty Money Market Fund, Liberty Tax-Exempt Money Market Fund, Liberty Newport Global Utilities Fund, Liberty Tax-Managed Value Fund, Liberty Newport Tiger Fund, Stein Roe Small Cap Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund, Liberty Newport Asia Pacific Fund and Liberty Tax-Managed Aggressive Growth Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

Name and Address                 Age      Position with Fund         Principal Occupation  During Past Five Years
----------------                 ---      ------------------         --------------------------------------------
Tom Bleasdale                    70       Trustee                    Retired (formerly Chairman of the Board and Chief
102 Clubhouse Drive #275                                             Executive Officer, Shore Bank & Trust Company from 1992
Naples, Florida  34105                                               to 1993);  Director of Empire Co. since June,
                                                                     1995.

Lora S. Collins                  65       Trustee                    Attorney (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                                       Frankel from September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell                71       Trustee                    Private Investor since November, 1988.
63 Leicester Road
Marblehead, MA 01945

Richard W. Lowry                 64       Trustee                    Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                 69       Trustee                    Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                                  Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA  02649                                               1981).

William E. Mayer*                60       Trustee                    Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                                           (formerly Dean, College of Business and Management,
New York, NY 10022                                                   University of Maryland from October, 1992 to November,
                                                                     1996; Director, Johns Manville; Director, Lee Enterprises;
                                                                     Director, WR Hambrecht & Co.

James L. Moody, Jr.              69       Trustee                    Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                                 Co. (food retailer) from May, 1984 to May, 1997, and
Cape Elizabeth, ME 04107                                             Chief Executive Officer, Hannaford Bros. Co. from May,
                                                                     1973 to May, 1992).

John J. Neuhauser                57       Trustee                    Academic Vice President and Dean of Faculties since
84 College Road                                                      August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA 02467-3838                                         College School of Management from September, 1977 to
                                                                     September, 1999).

Joseph R. Palombo                47       Trustee                    Chief Operations Officer of Mutual Funds, Liberty Financial
                                                                     Companies, Inc. (formerly Vice President of the Funds from
                                                                     April, 1999 to August, 2000; Executive Vice President and
                                                                     Director of the Advisor since April, 1999; Executive Vice
                                                                     President and Chief Administrative Officer of LFG since
                                                                     April, 1999; (formerly Chief Operating Officer, Putnam Mutual
                                                                     Funds from 1994 to 1998).

Thomas E. Stitzel                64       Trustee                    Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                               University (higher education); Business consultant and
Boise, ID  83706                                                     author.


Anne-Lee Verville                55       Trustee                    Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                               Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                                 Solutions Division from 1991 to 1994, IBM Corporation
                                                                     (global education and global applications)).

Stephen E. Gibson                47       President                  President of the Funds since June, 1998, Chairman of the
                                                                     Board since July, 1998, Chief Executive Officer and
                                                                     President since December 1996 and Director, since July
                                                                     1996 of the Advisor (formerly Executive Vice President
                                                                     from July, 1996 to December, 1996); Director, Chief
                                                                     Executive Officer and President of LFG since December,
                                                                     1998 (formerly Director, Chief Executive Officer and
                                                                     President of The Colonial Group, Inc. (TCG) from
                                                                     December, 1996 to December, 1998); Assistant Chairman of
                                                                     Stein Roe & Farnham Incorporated (SR&F) since August,
                                                                     1998 (formerly Managing Director of Marketing of Putnam
                                                                     Investments, June, 1992 to July, 1996.)

Pamela A. McGrath                47       Treasurer and              Treasurer and Chief Financial Officer of the Liberty
                                          Chief Financial            Funds and Liberty All-Star Funds since April, 2000;
                                          Officer                    Treasurer, Chief Financial Officer and Vice President of
                                                                     LFG since December, 1999; Chief Financial Officer,
                                                                     Treasurer and Senior Vice President of Colonial since
                                                                     December, 1999; Director of Offshore Accounting
                                                                     for Putnam Investments from May, 1998 to October 1999;
                                                                     Managing Director of Scudder Kemper Investments from
                                                                     October, 1984 to December, 1997.

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.

The business address of the officers of each fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all funds for which each Trustee (except for Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 39 open-end and 5 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the funds to over 800,000 clients worldwide, representing more than $17 billion in assets.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

THE MANAGEMENT AGREEMENT (THIS SECTION DOES NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY TAX-EXEMPT MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL UTILITIES FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, STEIN ROE SMALL CAP TIGER FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND, LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND OR LIBERTY NEWPORT ASIA PACIFIC FUND)

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO LIBERTY MONEY MARKET FUND, LIBERTY TAX-EXEMPT MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL UTILITIES FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, STEIN ROE SMALL CAP TIGER FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND, LIBERTY NEWPORT ASIA PACIFIC FUND AND LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND AND THEIR RESPECTIVE TRUSTS).

Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

         (a)      providing office space, equipment and clerical personnel;

         (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

         (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

         (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

         (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

         (f)      maintaining certain books and records of each fund.

With respect to Liberty Money Market Fund and Liberty Tax-Exempt Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

         (g) Monitoring compliance by the fund with Rule 2a-7 under the (1940 Act and reporting to the Trustees from time to time with respect thereto; and

         (h)      Monitoring the investments and operations of the following
                  Portfolios: SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Liberty Tax-Exempt Money Market Fund is invested;

                  SR&F Cash Reserves Portfolio in which Liberty Money Market Fund is invested.


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

THE PRICING AND BOOKKEEPING AGREEMENT
The Advisor provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Advisor, in its capacity as the Administrator to each of Liberty Money Market Fund, Liberty Tax-Exempt Money Market Fund, Liberty Newport Global Utilities Fund and Liberty Tax-Managed Aggressive Growth Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other funds (except for Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Stein Roe Small Cap Tiger Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund), the Advisor is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:

                   1/12 of 0.000% of the first $50 million;
                   1/12 of 0.035% of the next $950 million;
                   1/12 of 0.025% of the next $1 billion;
                   1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion

The Advisor provides pricing and bookkeeping services to Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Stein Roe Small Cap Tiger Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund for an annual fee of $27,000, plus 0.035% of each fund's average daily net assets over $50 million.

Stein Roe & Farnham Incorporated, the investment advisor of the Municipal Money Market Portfolio, provides pricing and bookkeeping services to the Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of the Portfolio over $50 million.

PORTFOLIO TRANSACTIONS
THE FOLLOWING SECTIONS ENTITLED "INVESTMENT DECISIONS" AND "BROKERAGE AND RESEARCH SERVICES" DO NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY TAX-EXEMPT MONEY MARKET FUND, LIBERTY TAX-MANAGED VALUE FUND AND LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND. FOR EACH OF THESE FUNDS, SEE PART 1 OF ITS RESPECTIVE SAI. THE ADVISOR OF LIBERTY NEWPORT GLOBAL UTILITIES FUND, LIBERTY NEWPORT
TIGER FUND,  LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, STEIN ROE SMALL CAP
TIGER FUND,  LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND
AND LIBERTY NEWPORT ASIA PACIFIC FUND FOLLOWS THE SAME PROCEDURES AS THOSE SET FORTH UNDER "BROKERAGE AND RESEARCH SERVICES."

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds (except for the Liberty Money Market Fund, Liberty Tax-Exempt Money
Market Fund, Liberty Newport Global Utilities Fund, Liberty Tax-Managed Value Fund, Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Stein Roe Small Cap Tiger Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund, Liberty Newport Asia Pacific Fund and Liberty Tax-Managed Aggressive Growth Fund), each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services.Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Liberty Utilities Fund, a series of Liberty Funds Trust IV, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Advisor, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

Code of Ethics
The fund, the Advisor and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds.

DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade, but in no event later than 5:00 p.m. Eastern time. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are generally valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund. "Advisor" in these two paragraphs refers to each fund's investment advisor, Newport Fund Management, Inc.)

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (THIS SECTION CURRENTLY DOES NOT APPLY TO LIBERTY MONEY MARKET FUNDS, - SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "OTHER INFORMATION CONCERNING THE PORTFOLIO" IN PART 1 OF THE SAI OF LIBERTY TAX-EXEMPT MONEY MARKET FUND FOR INFORMATION RELATING TO THE MUNICIPAL MONEY MARKET PORTFOLIO)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Liberty Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

PURCHASES AND REDEMPTIONS

PURCHASES THROUGH THIRD PARTIES
You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

NET ASSET VALUE
The net asset value of the each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 3 p.m., Central time. Please refer to Your

Account -- Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.

GENERAL REDEMPTION POLICIES
The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If a Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

Shares in any account you maintain with the Funds or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

REDEMPTION PRIVILEGES
Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE ROUND-TRIPS PER YEAR AND A FUND MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF A FUND INTO ANOTHER NO-LOAD STEIN ROE FUND, AND THEN BACK TO THAT FUND). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 3 p.m., central time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Liberty Tax-Exempt Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD
MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             FITCH INVESTORS SERVICE

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                 APPENDIX II
                                     1999

                       CATEGORY                                                       RETURN (%)
CREDIT SUISSE FIRST BOSTON:

                           First Boston High Yield Index-                                3.28
                           Global

LIPPER, INC.:

                           AMEX Composite Index P                                       27.28
                           AMEX Computer Tech IX P                                      75.02
                           AMEX Institutional IX P                                      24.46
                           AMEX Major Market IX P                                       17.76
                           Bse Sensex Index                                             63.83
                           CAC 40:FFR IX P                                              51.12
                           CD Rate 1 Month Index Tr                                      5.31
                           CD Rate 3 Month Index Tr                                      5.46
                           CD Rate 6 Month Index Tr                                      5.59
                           Consumer Price Index                                             2.99
                           Copnhgn SE:Dkr IX P                                          20.46
                           DAX:Dm IX Tr                                                 39.10
                           Domini 400 Social Index                                      24.50
                           Dow Jones 65 Comp Av P                                       11.97
                           Dow Jones Ind Average P                                      25.22
                           Dow Jones Ind Dly Reinv                                      27.21
                           Dow Jones Ind Mth Reinv                                      27.29
                           Dow Jones Trans Av P                                         -5.47
                           Dow Jones Trans Av Tr                                        -4.52
                           Dow Jones Util Av P                                          -9.27
                           Dow Jones Util Av Tr                                         -6.02
                           Ft/S&P Act Wld Ex US IX                                        N/A
                           Ft/S&P Actuaries Wld IX                                        N/A
                           FT-SE 100:Pd IX P                                            17.81
                           FT-SE Gold Mines IX                                           0.20
                           Hang Seng:Hng Kng $ IX                                       68.80
                           Jakarta Composite Index                                      70.06
                           Jasdaq Index:Yen P                                          244.48
                           Klse Composite Index                                         38.59
                           Kospi Index                                                  82.78
                           Lear High Growth Rate IX                                       N/A
                           Lear Low Priced Value IX                                       N/A
                           Lehman 1-3 Govt/Corp P                                       -2.89
                           Lehman 1-3 Govt/Corp Tr                                       3.15
                           Lehman Aggregate Bd P                                        -7.03
                           Lehman Aggregate Bd Tr                                       -0.82
                           Lehman Cp Bd Int P                                           -6.43
                           Lehman Cp Bd Int Tr                                           0.16
                           Lehman Govt Bd Int P                                         -5.36
                           Lehman Govt Bd Int Tr                                         0.49
                           Lehman Govt Bd Long P                                       -14.59
                           Lehman Govt Bd Long Tr                                       -8.73
                           Lehman Govt Bd P                                             -8.08
                           Lehman Govt Bd Tr                                            -2.23
                           Lehman Govt/Cp Bd P                                          -8.26
                           Lehman Govt/Cp Bd Tr                                         -2.15
                           Lehman Govt/Cp Int P                                         -5.70
                           Lehman Govt/Cp Int Tr                                         0.39

                           Lehman High Yield P                                          -6.64
                           Lehman High Yield Tr                                          2.39
                           Lehman Muni 10 Yr IX P                                       -6.08
                           Lehman Muni 10 Yr IX Tr                                      -1.25
                           Lehman Muni 3 Yr IX P                                        -3.36
                           Lehman Muni 3 Yr IX Tr                                        1.96
                           Lehman Muni Bond IX P                                        -7.08
                           Lehman Muni Bond IX Tr                                       -2.06
                           Lipper 1000                                                    N/A
                           Lipper Mgmt Co Price IX                                      12.57
                           Madrid SE:Pst IX P                                           16.22
                           ML 10+ Yr Treasury IX Tr                                     -8.61
                           ML 1-3 Yr Muni IX P                                          -2.72
                           ML 1-3 Yr Muni IX Tr                                          2.51
                           ML 1-3 Yr Treasury IX P                                      -2.85
                           ML 1-3 Yr Treasury IX Tr                                      3.06
                           ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                           ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                           ML 15 Yr Mortgage IX P                                       -4.14
                           ML 15 Yr Mortgage IX Tr                                       2.17
                           ML 1-5 Yr Treasury IX P                                      -3.83
                           ML 1-5 Yr Treasury IX Tr                                      2.04
                           ML 3 MO T-Bill IX Tr                                          4.85
                           ML 3-5 Yr Govt IX P                                          -5.45
                           ML 3-5 Yr Govt IX Tr                                          0.32
                           ML 3-7 Yr Muni IX Tr                                          0.66
                           ML Corp Master Index P                                       -8.53
                           ML Corp Master Index Tr                                      -1.89
                           ML Glbl Govt Bond Inx P                                      -6.83
                           ML Glbl Govt Bond Inx Tr                                     -1.66
                           ML Glbl Gv Bond IX II P                                      -9.65
                           ML Glbl Gv Bond IX II Tr                                     -4.52
                           ML Global Bond Index P                                       -9.04
                           ML Global Bond Index Tr                                      -3.50
                           ML Gov Corp Master IX Tr                                     -2.05
                           ML Govt Master Index P                                       -8.02
                           ML Govt Master Index Tr                                      -2.11
                           ML Govt/Corp Master IX P                                     -8.19
                           ML High Yld Master IX P                                      -7.86
                           ML High Yld Master IX Tr                                      1.57
                           ML Master Muni IX Tr                                         -6.35
                           ML Mortgage Master IX P                                      -4.86
                           ML Mortgage Master IX Tr                                      1.61
                           ML Treasury Master IX P                                      -8.31
                           ML Treasury Master IX Tr                                     -2.38
                           MSCI AC Americas Free ID                                     22.71
                           MSCI AC Asia Fr-Ja IX GD                                     64.67
                           MSCI AC Asia Fr-Ja IX ID                                     61.95
                           MSCI AC Asia Pac - Ja GD                                     55.23
                           MSCI AC Asia Pac - Ja ID                                     52.30
                           MSCI AC Asia Pac Fr-J GD                                     49.83
                           MSCI AC Asia Pac Fr-J ID                                     46.80
                           MSCI AC Asia Pac IX GD                                       59.66
                           MSCI AC Asia Pac IX ID                                       57.86
                           MSCI AC Europe IX GD                                         17.35
                           MSCI AC Europe IX ID                                         15.22
                           MSCI AC Fe - Ja IX GD                                        67.83
                           MSCI AC Fe - Ja IX ID                                        65.24
                           MSCI AC Fe Free IX GD                                        61.81
                           MSCI AC Fe Free IX ID                                        60.29

                           MSCI AC Fe Fr-Ja IX GD                                       62.11
                           MSCI AC Fe Fr-Ja IX ID                                       59.40
                           MSCI AC Pac Fr-Jpn IX GD                                     46.89
                           MSCI AC Pac Fr-Jpn IX ID                                     43.84
                           MSCI AC World Free IX GD                                     26.82
                           MSCI AC World Fr-USA GD                                      30.91
                           MSCI AC World Fr-USA ID                                      28.80
                           MSCI AC World IX GD                                          27.31
                           MSCI AC World IX ID                                          25.49
                           MSCI AC World-USA IX GD                                      31.79
                           MSCI AC Wrld Fr-Ja IX GD                                     23.07
                           MSCI AC Wrld Fr-Ja IX ID                                     21.20
                           MSCI AC Wrld-Ja IX GD                                        23.64
                           MSCI AC Wrld-Ja IX ID                                        21.77
                           MSCI Argentina IX GD                                         34.29
                           MSCI Argentina IX ID                                         30.05
                           MSCI Australia IX GD                                         18.67
                           MSCI Australia IX ID                                         15.19
                           MSCI Australia IX ND                                         17.62
                           MSCI Austria IX GD                                           -8.66
                           MSCI Austria IX ID                                          -10.47
                           MSCI Austria IX ND                                           -9.11
                           MSCI Belgium IX GD                                          -13.75
                           MSCI Belgium IX ID                                          -15.77
                           MSCI Belgium IX ND                                          -14.26
                           MSCI Brazil IX GD                                            67.23
                           MSCI Brazil IX ID                                            61.57
                           MSCI Canada IX GD                                            54.40
                           MSCI Canada IX ID                                            51.78
                           MSCI Canada IX ND                                            53.74
                           MSCI Chile IX GD                                             39.01
                           MSCI Chile IX ID                                             36.45
                           MSCI China Dom Fr IX ID                                      31.10
                           MSCI China Free IX ID                                         9.94
                           MSCI China Non Dom IX ID                                      5.82
                           MSCI Colombia IX GD                                         -13.69
                           MSCI Colombia IX ID                                         -19.14
                           MSCI Czech Rep IX GD                                          5.35
                           MSCI Czech Rep IX ID                                          3.97
                           MSCI Denmark IX GD                                           12.47
                           MSCI Denmark IX ID                                           10.85
                           MSCI Denmark IX ND                                           12.06
                           MSCI EAFE - UK IX GD                                         31.45
                           MSCI EAFE - UK IX ID                                         29.63
                           MSCI EAFE - UK IX ND                                         31.01
                           MSCI EAFE + Canada IX GD                                     28.27
                           MSCI EAFE + Canada IX ID                                     26.22
                           MSCI EAFE + Canada IX ND                                     27.93
                           MSCI EAFE + Em IX GD                                         31.03
                           MSCI EAFE + EM IX ID                                         28.93
                           MSCI EAFE + EMF IX GD                                        30.33
                           MSCI EAFE + EMF IX ID                                        28.24
                           MSCI EAFE Fr IX ID                                           25.03
                           MSCI EAFE GDP Wt IX GD                                       31.38
                           MSCI EAFE GDP Wt IX ID                                       29.49
                           MSCI EAFE GDP Wt IX ND                                       31.00
                           MSCI EAFE IX GD                                              27.30
                           MSCI EAFE IX ID                                              25.27
                           MSCI EAFE IX ND                                              26.96
                           MSCI EASEA IX GD                                             18.12

                           MSCI EASEA IX ID                                             15.90
                           MSCI EASEA IX ND                                             17.77
                           MSCI Em Asia IX GD                                           69.73
                           MSCI Em Asia IX ID                                           67.96
                           MSCI Em Eur/Mid East GD                                      79.61
                           MSCI Em Eur/Mid East ID                                      76.67
                           MSCI Em Europe IX GD                                         83.98
                           MSCI Em Europe IX ID                                         81.28
                           MSCI Em Far East IX GD                                       67.27
                           MSCI Em Far East IX ID                                       65.67
                           MSCI Em IX GD                                                68.82
                           MSCI Em IX ID                                                66.18
                           MSCI Em Latin Am IX GD                                       65.45
                           MSCI Em Latin Am IX ID                                       61.81
                           MSCI EMF Asia IX GD                                          69.41
                           MSCI EMF Asia IX ID                                          67.65
                           MSCI EMF Far East IX GD                                      65.50
                           MSCI EMF Far East IX ID                                      63.97
                           MSCI EMF IX GD                                               66.41
                           MSCI EMF IX ID                                               63.70
                           MSCI EMF Latin Am IX GD                                      58.89
                           MSCI EMF Latin Am IX ID                                      55.48
                           MSCI Europe - UK IX GD                                       17.84
                           MSCI Europe - UK IX ID                                       16.00
                           MSCI Europe - UK IX ND                                       17.35
                           MSCI Europe GDP Wt IX ID                                     14.08
                           MSCI Europe IX GD                                            16.23
                           MSCI Europe IX ID                                            14.12
                           MSCI Europe IX ND                                            15.89
                           MSCI European Union GD                                       19.22
                           MSCI European Union ID                                       16.99
                           MSCI Far East Free IX ID                                     59.99
                           MSCI Far East IX GD                                          62.63
                           MSCI Far East IX ID                                          61.10
                           MSCI Far East IX ND                                          62.41
                           MSCI Finland IX GD                                          153.33
                           MSCI Finland IX ID                                          150.71
                           MSCI Finland IX ND                                          152.60
                           MSCI France IX GD                                            29.69
                           MSCI France IX ID                                            28.00
                           MSCI France IX ND                                            29.27
                           MSCI Germany IX GD                                           20.53
                           MSCI Germany IX ID                                           18.70
                           MSCI Germany IX ND                                           20.04
                           MSCI Greece IX GD                                            49.64
                           MSCI Greece IX ID                                            47.58
                           MSCI Hongkong IX GD                                          59.52
                           MSCI Hongkong IX ID                                          54.85
                           MSCI Hongkong IX ND                                          59.52
                           MSCI Hungary IX GD                                           11.66
                           MSCI Hungary IX ID                                           10.81
                           MSCI India IX GD                                             87.35
                           MSCI India IX ID                                             84.67
                           MSCI Indonesia IX GD                                         93.46
                           MSCI Indonesia IX ID                                         92.04
                           MSCI Ireland IX ID                                          -14.02
                           MSCI Israel Dom IX ID                                        51.10
                           MSCI Israel IX ID                                            56.29
                           MSCI Israel Non Dom Ixid                                     47.06
                           MSCI Italy IX GD                                              0.19

                           MSCI Italy IX ID                                             -1.48
                           MSCI Italy IX ND                                             -0.26
                           MSCI Japan IX GD                                             61.77
                           MSCI Japan IX ID                                             60.56
                           MSCI Japan IX ND                                             61.53
                           MSCI Jordan IX GD                                             6.26
                           MSCI Jordan IX ID                                             2.00
                           MSCI Kokusai IX GD                                           21.26
                           MSCI Kokusai IX ID                                           19.43
                           MSCI Kokusai IX ND                                           20.84
                           MSCI Korea IX GD                                             92.42
                           MSCI Korea IX ID                                             90.17
                           MSCI Luxembourg IX ID                                        50.50
                           MSCI Malaysia IX GD                                         109.92
                           MSCI Malaysia IX ID                                         107.23
                           MSCI Mexico Free IX GD                                       80.07
                           MSCI Mexico Free IX ID                                       78.50
                           MSCI Mexico IX GD                                            81.76
                           MSCI Mexico IX ID                                            80.19
                           MSCI Netherland IX GD                                         7.43
                           MSCI Netherland IX ID                                         5.25
                           MSCI Netherland IX ND                                         6.88
                           MSCI New Zealand IX GD                                       14.30
                           MSCI New Zealand IX ID                                        9.70
                           MSCI New Zealand IX ND                                       12.90
                           MSCI Nordic IX GD                                            87.75
                           MSCI Nordic IX ID                                            85.11
                           MSCI Nordic IX ND                                            87.00
                           MSCI Norway IX GD                                            32.43
                           MSCI Norway IX ID                                            29.52
                           MSCI Norway IX ND                                            31.70
                           MSCI Nth Amer IX GD                                          23.47
                           MSCI Nth Amer IX ID                                          21.91
                           MSCI Nth Amer IX ND                                          23.00
                           MSCI Pac - Japan IX GD                                       43.20
                           MSCI Pac - Japan IX ID                                       39.35
                           MSCI Pac - Japan IX ND                                       42.58
                           MSCI Pacific Free IX ID                                      55.19
                           MSCI Pacific Fr-Jpn ID                                       34.95
                           MSCI Pacific IX GD                                           57.96
                           MSCI Pacific IX ID                                           56.17
                           MSCI Pacific IX ND                                           57.63
                           MSCI Pakistan IX GD                                          49.62
                           MSCI Pakistan IX ID                                          42.24
                           MSCI Peru IX GD                                              18.86
                           MSCI Peru IX ID                                              16.34
                           MSCI Philippines Fr Ixgd                                      3.32
                           MSCI Philippines Fr Ixid                                      2.33
                           MSCI Philippines IX GD                                        8.90
                           MSCI Philippines IX ID                                        7.62
                           MSCI Portugal IX GD                                          -8.45
                           MSCI Portugal IX ID                                         -10.86
                           MSCI Russia IX GD                                           247.06
                           MSCI Russia IX ID                                           246.20
                           MSCI Sing/Mlysia IX GD                                       99.40
                           MSCI Sing/Mlysia IX ID                                       97.08
                           MSCI Sing/Mlysia IX ND                                       99.40
                           MSCI Singapore Fr IX GD                                      60.17
                           MSCI Singapore Fr IX ID                                      58.43
                           MSCI South Africa IX GD                                      57.20

                           MSCI South Africa IX ID                                      53.43
                           MSCI Spain IX GD                                              5.27
                           MSCI Spain IX ID                                              3.53
                           MSCI Spain IX ND                                              4.83
                           MSCI Sri Lanka IX GD                                         -6.27
                           MSCI Sri Lanka IX ID                                         -9.73
                           MSCI Sweden IX GD                                            80.60
                           MSCI Sweden IX ID                                            77.76
                           MSCI Sweden IX ND                                            79.74
                           MSCI Swtzrlnd IX GD                                          -6.59
                           MSCI Swtzrlnd IX ID                                          -7.81
                           MSCI Swtzrlnd IX ND                                          -7.02
                           MSCI Taiwan IX GD                                            52.71
                           MSCI Taiwan IX ID                                            51.52
                           MSCI Thailand IX GD                                          40.92
                           MSCI Thailand IX ID                                          40.49
                           MSCI Turkey IX GD                                           252.41
                           MSCI Turkey IX ID                                           244.36
                           MSCI UK IX GD                                                12.45
                           MSCI UK IX ID                                                 9.74
                           MSCI UK IX ND                                                12.45
                           MSCI USA IX GD                                               22.38
                           MSCI USA IX ID                                               20.86
                           MSCI USA IX ND                                               21.92
                           MSCI Venezuela IX GD                                          8.71
                           MSCI Venezuela IX ID                                          1.68
                           MSCI World - UK IX GD                                        26.83
                           MSCI World - UK IX ID                                        25.17
                           MSCI World - UK IX ND                                        26.38
                           MSCI World - USA IX GD                                       28.27
                           MSCI World - USA IX ID                                       26.22
                           MSCI World - USA IX ND                                       27.93
                           MSCI World GDP Wt IX ID                                      27.26
                           MSCI World IX Free ID                                        23.45
                           MSCI World IX GD                                             25.34
                           MSCI World IX ID                                             23.56
                           MSCI World IX ND                                             24.93
                           MSCI Wrld - Austrl IX GD                                     25.42
                           MSCI Wrld - Austrl IX ID                                     23.67
                           MSCI Wrld - Austrl IX ND                                     25.03
                           NASDAQ 100 IX P                                             101.95
                           NASDAQ Bank IX P                                             -7.98
                           NASDAQ Composite IX P                                        85.59
                           NASDAQ Industrial IX P                                       71.67
                           NASDAQ Insurance IX P                                         5.54
                           NASDAQ Natl Mkt Cmp IX                                       85.87
                           NASDAQ Natl Mkt Ind IX                                       72.04
                           NASDAQ Transport IX P                                         1.82
                           Nikkei 225 Avg:Yen P                                         36.79
                           NYSE Composite P                                              9.15
                           NYSE Finance IX P                                            -0.92
                           NYSE Industrials IX P                                        11.37
                           NYSE Transportation IX                                       -3.25
                           NYSE Utilities IX P                                          14.62
                           Oslo SE Tot:Fmk IX P                                         45.54
                           Philippines Composite IX                                      8.85
                           PSE Technology IX P                                         116.40
                           Russell 1000 Grow IX Tr                                      33.16
                           Russell 1000 IX P                                            19.46
                           Russell 1000 IX Tr                                           20.91

                           Russell 1000 Value IX Tr                                      7.35
                           Russell 2000 Grow IX Tr                                      43.09
                           Russell 2000 IX P                                            19.62
                           Russell 2000 IX Tr                                           21.26
                           Russell 2000 Value IX Tr                                     -1.49
                           Russell 3000 IX P                                            19.43
                           Russell 3000 IX Tr                                           20.90
                           Russell Midcap Grow IX                                       51.29
                           Russell Midcap IX Tr                                         18.23
                           Russell Midcap Value IX                                      -0.11
                           S & P 100 Index P                                            31.26
                           S & P 500 Daily Reinv                                        21.04
                           S & P 500 Index P                                            19.53
                           S & P 500 Mnthly Reinv                                       21.03
                           S & P 600 Index P                                            11.52
                           S & P 600 Index Tr                                           12.41
                           S & P Financial IX P                                          2.19
                           S & P Financial IX Tr                                         3.97
                           S & P Industrial IX Tr                                       25.87
                           S & P Industrials P                                          24.52
                           S & P Midcap 400 IX P                                        13.35
                           S & P Midcap 400 IX Tr                                       14.72
                           S & P Transport Index P                                     -10.69
                           S & P Transport IX Tr                                        -9.32
                           S & P Utility Index P                                       -12.48
                           S & P Utility Index Tr                                       -8.88
                           S & P/Barra Growth IX Tr                                     27.98
                           S & P/Barra Value IX Tr                                      12.72
                           SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                           SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                           SB Non-US Wd Gv Bd IX Tr                                     -5.07
                           SB Wd Gv Bd:Austrl IX Tr                                      4.07
                           SB Wd Gv Bd:Germny IX Tr                                    -16.42
                           SB Wd Gv Bd:Japan IX Tr                                      15.53
                           SB Wd Gv Bd:UK IX Tr                                         -4.30
                           SB Wd Gv Bd:US IX Tr                                         -2.45
                           SB World Govt Bond IX Tr                                     -4.27
                           SB World Money Mkt IX Tr                                      0.39
                           Straits Times Index                                          77.54
                           Swiss Perf:Sfr IX Tr                                         11.69
                           Taiwan SE:T$ IX P                                            42.86
                           T-Bill 1 Year Index Tr                                        4.91
                           T-Bill 3 Month Index Tr                                       4.74
                           T-Bill 6 Month Index Tr                                       4.85
                           Thailand Set Index                                           35.44
                           Tokyo 2nd Sct:Yen IX P                                      121.27
                           Tokyo Se(Topix):Yen IX                                       58.44
                           Toronto 300:C$ IX P                                          29.72
                           Toronto SE 35:C$ IX P                                        36.42
                           Value Line Cmp IX-Arth                                       10.56
                           Value Line Cmp IX-Geom                                       -1.40
                           Value Line Industrl IX                                       -0.05
                           Value Line Railroad IX                                       -9.93
                           Value Line Utilties IX                                       -7.10
                           Lipper CE Pac Ex Jpn IX                                      73.32
                           Lipper Pac Ex-Jpn Fd IX                                      74.88

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:

                           Real Estate Investment Trust Index                           -4.62

SALOMON SMITH BARNEY WGBI MARKET SECTORS:                                         LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                                         --------------        ------------
                           U.S. Government (Sovereign)                                -2.45                  -2.45
                           United Kingdom (Sovereign)                                 -1.20                   -4.3
                           France (Sovereign)                                         -2.95                 -17.16
                           Germany (Sovereign)                                        -2.08                 -16.42
                           Japan (Sovereign)                                           4.83                  15.53
                           Canada (Sovereign)                                         -1.46                   4.29

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

                         LIBERTY NEWPORT ASIA PACIFIC FUND
                       A series of Liberty Funds Trust VI
                       Statement of Additional Information
                                 CLASS S SHARES
                                November 1, 2000



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Newport Asia Pacific Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated November 1, 2000. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated June 30, 2000. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA
02111-2621.   The  Financial Statements and Report of Independent  Accountants
appearing in the June 30, 2000 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

        Part 1                                                            Page
        Definitions
        Organization and History
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Fund Charges and Expenses
        Investment Performance
        Custodian
        Independent Accountants

        Part 2
        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II

                         LIBERTY NEWPORT ASIA PACIFIC FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2000


DEFINITIONS
       "Trust"                   Liberty Funds Trust VI
       "Fund"                    Liberty Newport Asia Pacific Fund
       "Advisor"                 Newport Fund Management, Inc., the Fund's investment advisor
       "Administrator"           Colonial Management Associates, Inc., the Fund's administrator
       "LFD"                     Liberty Funds Distributor, Inc., the Fund's distributor
       "LFS"                     Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1991. The Fund, a non-diversified portfolio of the Trust, represents the entire interest in a separate portfolio of the Trust. The Fund commenced investment operations on August 19, 1998 and its registration statement was declared effective by the Securities and Exchange Commission (SEC) on August 25, 1998.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

The Fund changed its name from Newport Asia Pacific Fund to its current name on July 14, 2000. The Trust changed its name from "Colonial Trust VI" to its current name on April 1, 1999.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectuses describe the Fund's investment goal and policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

       Foreign Securities
       Repurchase Agreements
       Foreign Currency Transactions
       Futures Contracts and Related Options
       Small Companies

Except as indicated under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may:
1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and

                                       b

7. Not concentrate more than 25% of its total assets in any industry (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof). Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Have a short sales position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and

2.        Invest more than 15% of its net assets in illiquid assets.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 1.00%. Under the Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.25% of the average daily net assets and under a separate pricing and bookkeeping agreement, the Fund pays the Administrator a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:

                         0.035% annually on the next $950 million
                         0.025% annually on the next $1 billion
                         0.015% annually on the next $1 billion
                         0.001% annually on the excess over $3 billion

Under the Fund's shareholders' servicing and transfer agency agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of the total net assets of the Fund for such month. In addition, total compensation, the Fund pays LFS the following fees:

1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS
2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
4.       The Fund's allocated share of LFS reimbursement out-of-pocket expenses.

RECENT FEES PAID TO THE ADVISOR, ADMINSTRATOR, LFD AND LFS (dollars in thousands)

                                                                       Period August 19, 1998
                                                   Year Ended         (commencement of investment
                                                   June 30, 2000       operations) through June 30, 1999
  Management fee                                         $141                  $30
  Administration fee                                       35                    8
  Bookkeeping fee                                          27                   23
  Shareholder service and transfer agent fee               38                    7
    Fees or expenses waived or borne by the              (135)                 (92)
        Advisor/Administrator

                                       c

BROKERAGE COMMISSIONS (dollars in thousands)


                                                                       Period August 19, 1998
                                                     Year ended        (commencement of investment
                                                     June 30, 2000     operations) through June 30, 1999
Total commissions                                    $     57                 $19
Directed transactions                                  17,114                   0
Commissions on directed transactions                        0                   0
Commissions paid to AlphaTrade Inc.                         0                   0


Trustees and Trustees' Fees
For the fiscal year ended June 30, 2000 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees
(a):

                                Aggregate                                Total Compensation From The Fund
                                Compensation                             Complex Paid To The Trustees For
                                From Fund For The Fiscal Year            The Calendar Year Ended
Trustee                         Ended June 30, 2000                      December 31, 1999(b)
-------                         -------------------                      --------------------
Robert J. Birnbaum(c)           $     269                                 $  97,000
Tom Bleasdale                         588(d)                                103,000(e)
John V. Carberry(f)(g)                 N/A                                      N/A
Lora S. Collins                       533                                    96,000
James E. Grinnell                     555                                   100,000
Richard W. Lowry                      549                                    97,000
Salvatore Macera                      530                                    95,000
William E. Mayer                      555                                   101,000
James L. Moody, Jr.                   561(h)                                 91,000(i)
John J. Neuhauser                     564                                   101,252
Joseph R. Palombo(j)(k)               N/A                                      N/A
Thomas Stitzel                        536                                    95,000
Robert L. Sullivan(l)                 497                                   104,100
Anne-Lee Verville                     528(m)                                 96,000(n)

(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(b) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds
          Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT)(together, the Fund Complex).
(c)       Retired as Trustee of the Trust on December 31, 1999.
(d)       Includes $290 payable in later years as deferred compensation.
(e)       Includes $52,000 payable in later years as deferred compensation.
(f) Did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial Companies, Inc.
          (Liberty Financial).
(g)       Retired as Trustee of the Trust on August 4, 2000.
(h) Total compensation of $561 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.
(i) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years and deferred compensation.
(j)       Elected by the Trustees of the Liberty Funds on August 23, 2000.
(k) Does not receive compensation because he is an affiliated Trustee and employee of the Advisor.
(l)       Retired as Trustee of the Trust on April 30, 2000.
(m) Total compensation of $528 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.
(n)       Total  compensation  of $96,000 for the calendar  year ended
          December 31, 1999, will be payable in later years as deferred compensation.

For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):

                                      Total Compensation From
                              Liberty All-Star Funds For The Calendar
Trustee                           Year Ended December 31, 1999(o)
-------                           -------------------------------
Robert J. Birnbaum                           $25,000
John V. Carberry(p)(q)                         N/A
James E. Grinnell                              25,000
Richard W. Lowry                               25,000
William E. Mayer                               25,000
John J. Neuhauser                              25,000

(o) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).
(p) Did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.
(q)      Retired as Trustee of the Trusts on August 4, 2000.

Ownership of the Fund
As of record on September 30, 2000, the Trustees and officers of the Trust as a group owned _____________% of the then outstanding shares of the Fund.

INVESTMENT PERFORMANCE
The Fund's Class A shares, the Fund's oldest existing class, average annual total returns at June 30, 2000 were (r):

                                                  Class A Shares
                                                                 Period August 19, 1998
                                                              (commencement of investment
                                                                      operations)
                                         1 Year                   through June 30, 2000
                                         ------                 ---------------------
With sales charge of 5.75%               28.35%                       62.11%
Without sales charge                     36.18%                       67.35%

(r) Performance results reflect any voluntary reimbursement by the Advisor, Administrator and/or their affiliates of Fund expenses. Absent this reimburse-ment arrangement, performance results would have been lower. See the prospectus for details.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS
_____________________________________,  are the Fund's independent  accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included in reliance upon the report of __________________________ given on the authority of said firm as experts in accounting and auditing.

MANAGEMENT OF THE FUND

The Advisor is the investment advisor to the Fund. The Advisor is a direct majority-owned subsidiary of Newport Pacific Management, Inc. (Newport Pacific), 580 California Street, San Francisco, CA 94104. Newport Pacific is a direct wholly-owned subsidiary of Liberty Newport Holdings, Limited (Liberty Newport), which in turn is a direct wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority owned subsidiary of Liberty Corporate Holdings, Inc., (LCH) which in turn is a direct wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

INVESTMENT DECISIONS. The Advisor acts as investment advisor to the Fund and other funds. The Advisor's affiliate, Newport Pacific, advises other institutional, corporate, fiduciary and individual clients for which Newport Pacific performs various services. The funds and clients advised by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

Part C            OTHER INFORMATION

Item 23.          Exhibits

                  Liberty Growth & Income Fund (LG&IF)
                  Liberty Newport Asia Pacific Fund (LNAPF)


                  (a)(1)   Agreement and Declaration of Trust (3)

                  (a)(2) Amendment No. 1 to the Agreement and Declaration of Trust(6)

                  (b)      Amended By-Laws dated 4/1/99(6)

                  (c)      Form of Specimen of Share Certificate - filed as
                           Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d)(1) Form of Management Agreement between Liberty Funds Trust VI on behalf of LG&IF and Colonial Management Associates, Inc.(1)

                  (d)(2) Amendment No. 1 to Management Agreement between Liberty Funds Trust VI on behalf of LG&IF and Colonial Management Associates, Inc.(5)

                  (d)(3) Form of Management Agreement between Liberty Funds Trust VI (formerly Colonial Trust VI) on behalf of LNAPF and Colonial Management Associates, Inc.(6)

                  (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. (6)

                  (e)(2) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                  (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.(6)

                  (e)(4) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I
                           (File Nos. 2-41251 & 811-2214), filed with the
                           Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                  (e)(5) Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C,
                           Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                  (e)(6)   Form of Asset Retention Agreement(2)

                  (f)      Not Applicable

                  (g)(1)   Global Custody Agreement with The Chase Manhattan
                           Bank(4)

                  (g)(2) Amendment No. 13 to Schedule A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                  (h)(1)   Pricing and Bookkeeping Agreement(2)

                  (h)(2) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                  (h)(3) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended(2)

                  (h)(4) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and hereby incorporated by reference and made a part of this Registration Statement

                  (h)(5) Amendment No. 23 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                  (h)(6) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

                   (h)(7) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                  (h)(8) Form of Administration Agreement with Colonial Management Associates, Inc. (LNAPF)(6)

                  (i) Opinion and Consent of Counsel, (with respect to LG&IF and LNAPF)*

                  (j)      Independent Auditors Consent*

                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m) Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                  (n)      Not Applicable

                  (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C,
                           Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

                  (p)(1) Code of Ethics of The Liberty Funds, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc. - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V, (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000, and is hereby incorpor-ated and made a part of this Registration Statement

                     Power of Attorney for: Tom Bleasdale, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel and Anne-Lee Verville - filed in Part C,
                     Item 23 of Post-Effective Amendment No. 62 to the Registration Statement of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214) filed with the Commission on or about May 17, 2000, and is hereby incorporated and made a part of this Registration Statement

                     Power of Attorney for: Joseph R. Palombo - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V (formerly Colonial Trust V), (File Nos. 33-12109 and 811-5030) filed with the Commission on or about August 31, 2000, and is hereby incorporated and made a part of this Registration Statement

                  *To be flied by Amendment.

                  (1) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement filed on or about October 11, 1995.

                  (2) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on or about September 27, 1996.

                  (3) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement filed on or about October 28, 1996.

                  (4) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on or about October 24,1997.

                  (5) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on or about November 25, 1998.

                  (6) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on or about May 24, 1999.

                  (7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on or about August 27, 1999.

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.          Indemnification

                  See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) and (a)(2) hereto.

                  The Registrant's advisor, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.          Business and Other Connections of Investment Adviser

Registrant's investment advisor,  Colonial  Management
Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). Colonial Advisory Services, Inc. ("CASI"), an affiliate of Colonial, is also registered as an investment advisor under the 1940 Act. As of the end of the fiscal year, December 31, 1999, CASI had four institutional, corporate or other accounts under management or supervision, the total market value of which was approximately $704 million. As of the end of the fiscal year, December 31, 1999, Colonial was the investment advisor, sub-advisor and/or administrator to 71 mutual funds, including funds sub-advised by Colonial, the total market value of which investment companies was approximately $18,589.50 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                                (2)                          (3)                                       (4)
Name and principal
business
addresses*                         Affiliation                  Period is through 9/1/00.
of officers and                    with                         Other business, profession,
directors of                       investment                   vocation or employment
investment adviser                 adviser                      connection                                Affiliation
------------------                 ----------                   ------------------------------            -----------
Allard, Laurie                     V.P.                         Liberty Funds Group LLC                   V.P.

Ballou, William J.                 V.P., Asst. Sec., Counsel    Liberty Funds Trust I through IX          Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Investment Grade Bond Fund        Asst. Secretary

Barron, Suzan M.                   V.P., Asst. Sec., Counsel    Liberty Funds Trust I through IX          Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Investment Grade Bond Fund        Asst. Secretary

Barsketis, Ophelia L.              Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Newport Fund Management, Inc.             Managing Director

Berliant, Allan H.                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Bissonnette, Michael               Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.

Boatman, Bonny E.                  Senior V.P., IPC Mbr.        Colonial Advisory Services, Inc.          Executive V.P.
                                                                Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Bunten, Walter                     V.P.                         Liberty Funds Group LLC                   V.P.

Buonopane, Kimberly M.             V.P.                         Liberty Funds Group LLC                   V.P.

Campbell, Kimberly                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Carnabucci, Dominick               V.P.                         Liberty Funds Group LLC                   V.P.

Carome, Kevin M.                   Senior V.P., IPC Mbr.        Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   Sr. V.P., General Counsel
                                                                Stein Roe & Farnham Incorporated          General Counsel, Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Exec. V.P.
                                                                Liberty-Stein Roe Funds Income Trust      Exec. V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Exec. V.P.
                                                                Liberty-Stein Roe Funds Trust             Exec. V.P.
                                                                Liberty-Stein Roe Funds Municipal Trust   Exec. V.P.
                                                                Liberty-Stein Roe Advisor Trust           Exec. V.P.
                                                                SR&F Base Trust                           Exec. V.P.
                                                                SteinRoe Variable Investment Trust        Exec. V.P.
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Exec. V.P., Asst. Sec.
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Exec. V.P., Asst. Sec.
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Exec. V.P., Asst. Sec.

Carroll, Sheila A.                 Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Citrone, Frank, Jr.                Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.

Connaughton, J. Kevin              V.P.                         Liberty-Stein Roe Funds Investment Trust  V.P.
                                                                Liberty-Stein Roe Funds Income Trust      V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                V.P.
                                                                Liberty-Stein Roe Funds Trust             V.P.
                                                                Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.
                                                                SteinRoe Variable Investment Trust        V.P.
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 V.P.
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     V.P.
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    V.P.
                                                                Liberty Funds Group LLC                   V.P.

Daniszewski, Joseph J.             V.P.                         Liberty Funds Group LLC                   V.P.

Dearborn, James                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

DerSarkisian, Peter                V.P.                         Liberty Funds Group LLC                   V.P.

Desilets, Marian H.                V.P.                         Liberty Funds Distributor, Inc.           V.P.
                                                                Liberty Funds Trust I through IX          Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial Intermarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty Funds Group LLC                   V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Investment Grade Bond Fund        Asst. Secretary

DiSilva-Begley, Linda              V.P., IPC Mbr.               Colonial Advisory Services, Inc.          Compliance Officer
                                                                Liberty Funds Group LLC                   V.P.

Ericson, Carl C.                   Senior V.P., IPC Mbr.        Colonial Intermediate High Income Fund    V.P.
                                                                Colonial Advisory Services, Inc.          President, CEO and CIO
                                                                Liberty Funds Group LLC                   Senior V.P.

Evans, C. Frazier                  Senior V.P.                  Liberty Funds Distributor, Inc.           Managing Director
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Finnemore, Leslie W.               Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Franklin, Fred J.                  Senior V.P., IPC Mbr.        AlphaTrade Inc.                           President
                                                                Liberty Financial Companies, Inc.         Chief Compl. Ofcr, V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Garrison, William M.               V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  V.P.
                                                                SteinRoe Variable Investment Trust        V.P.

Gibson, Stephen E.                 Dir., Pres., CEO, Chairman   Liberty Funds Group LLC                   Dir., Pres., CEO, Exec.
                                   of the Board                                                           Cmte. Mbr., Chairman
                                                                Liberty Funds Distributor, Inc.           Director, Chairman
                                                                Colonial Advisory Services, Inc.          Director, Chairman
                                                                Liberty Funds Services, Inc.              Director, Chairman
                                                                AlphaTrade Inc.                           Director
                                                                Liberty Funds Trust I through VIII        President
                                                                Colonial High Income Municipal Trust      President
                                                                Colonial InterMarket Income Trust I       President
                                                                Colonial Intermediate High Income Fund    President
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                President
                                                                Colonial Municipal Income Trust           President
                                                                Stein Roe & Farnham Incorporated          Vice Chairman, Pres., Dir.
                                                                Liberty Variable Investment Trust         President
                                                                Colonial Insured Municipal Fund           President
                                                                Colonial California Insured Municipal
                                                                     Fund                                 President
                                                                Colonial New York Insured Municipal Fund  President
                                                                Liberty Floating Rate Advantage Fund      President
                                                                Liberty-Stein Roe Funds Investment Trust  President
                                                                Liberty-Stein Roe Funds Income Trust      President
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                President
                                                                Liberty-Stein Roe Funds Trust             President
                                                                Liberty-Stein Roe Funds Municipal Trust   President
                                                                Liberty-Stein Roe Advisor Trust           President
                                                                SR&F Base Trust                           President
                                                                SteinRoe Variable Investment Trust        President
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 President
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     President
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    President
                                                                Liberty Investment Grade Bond Fund        President
                                                                SteinRoe Services, Inc.                   Director

Hansen, Loren A.                   Senior V.P., IPC Mbr.        Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  Executive V.P.
                                                                Liberty-Stein Roe Funds Income Trust      Executive V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Executive V.P.
                                                                Liberty-Stein Roe Funds Trust             Executive V.P.
                                                                Liberty-Stein Roe Funds Municipal Trust   Executive V.P.
                                                                Liberty-Stein Roe Advisor Trust           Executive V.P.
                                                                SR&F Base Trust                           Executive V.P.
                                                                SteinRoe Variable Investment Trust        Executive V.P.
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Executive V.P.
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Executive V.P.
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Harasimowicz, Stephen J.           V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Harrington, Ellen                  V.P., Asst. Secretary        Liberty Funds Group LLC                   V.P., Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Funds Trust I through IX          Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty Investment Grade Bond Fund        Asst. Secretary

Hartford, Brian                    Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Hayssen, Henry                     V.P.                         Liberty Funds Group LLC                   V.P.

Held, Dorothy                      V.P.                         Liberty Funds Group LLC                   V.P.

Hernon, Mary E.                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Hirschhorn, Harvey B.              Senior V.P.                  Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.
                                                                SteinRoe Variable Investment Trust        V.P.

Hounsell, Clare F.                 V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Iudice, Philip J., Jr.             V.P., Controller, Asst.      Liberty Funds Group LLC                   Controller, CAO, Asst.
                                   Treasurer                                                              Treasurer, V.P.
                                                                Liberty Funds Distributor, Inc.           CFO, Treasurer
                                                                Colonial Advisory Services, Inc.          Controller, Asst. Treas.
                                                                AlphaTrade Inc.                           CFO, Treasurer

Jansen, Deborah A.                 Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Newport Fund Management, Inc.             V.P.

Kane, Russell                      V.P., Asst. Sec., Counsel    Liberty Funds Trust I through IX          Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Investment Grade Bond Fund        Asst. Secretary

Kennedy, Michael T.                Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Liberty-Stein Roe Funds Income Trust      V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                V.P.
                                                                Liberty-Stein Roe Funds Trust             V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.

Knudsen, Gail E.                   V.P.                         Liberty Funds Trust I through IX          Asst. Treasurer
                                                                Colonial High Income Municipal Trust      Asst. Treasurer
                                                                Colonial InterMarket Income Trust I       Asst. Treasurer
                                                                Colonial Intermediate High Income Fund    Asst. Treasurer
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Treasurer
                                                                Colonial Municipal Income Trust           Asst. Treasurer
                                                                Liberty Variable Investment Trust         Asst. Treasurer
                                                                Liberty All-Star Equity Fund              Asst. Treasurer
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Treasurer
                                                                Colonial Insured Municipal Fund           Asst. Treasurer
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Treasurer
                                                                Colonial New York Insured Municipal Fund  Asst. Treasurer
                                                                Liberty Floating Rate Advantage Fund      Asst. Treasurer
                                                                Liberty-Stein Roe Funds Investment Trust  V.P., Treasurer
                                                                Liberty-Stein Roe Funds Income Trust      V.P., Treasurer
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                V.P., Treasurer
                                                                Liberty-Stein Roe Funds Trust             V.P., Treasurer
                                                                Liberty-Stein Roe Funds Municipal Trust   V.P., Treasurer
                                                                Liberty-Stein Roe Advisor Trust           V.P., Treasurer
                                                                SR&F Base Trust                           V.P., Treasurer
                                                                SteinRoe Variable Investment Trust        V.P., Treasurer
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 V.P., Treasurer
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     V.P., Treasurer
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    V.P., Treasurer
                                                                Liberty Funds Group LLC                   V.P.
                                                                Liberty Investment Grade Bond Fund        Asst. Treasurer

Lal, Ishwar                        V.P.                         Liberty Funds Group LLC                   V.P.

Lapointe, Thomas                   V.P.                         Liberty Funds Group LLC                   V.P.

Lasman, Gary                       V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Lenzi, Sharon                      Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Lessard, Kristen                   V.P.                         Liberty Funds Group LLC                   V.P.

Loring, William C., Jr.            Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

MacKinnon, Donald S.               Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Marcus, Harold                     V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

McGrath, Pamela A.                 Senior V.P., CFO, Treasurer  Liberty Funds Group LLC                   Sr. V.P., CFO, Treasurer
                                                                Liberty Funds Trust I through VIII        CFO, Treasurer
                                                                Liberty Funds Trust IX                    Treasurer
                                                                Colonial High Income Municipal Trust      CFO, Treasurer
                                                                Colonial InterMarket Income Trust I       CFO, Treasurer
                                                                Colonial Intermediate High Income Fund    CFO, Treasurer
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                CFO, Treasurer
                                                                Colonial Municipal Income Trust           CFO, Treasurer
                                                                AlphaTrade Inc.                           Asst. Treasurer
                                                                Liberty Variable Investment Trust         CFO, Treasurer
                                                                Liberty All-Star Equity Fund              Treasurer
                                                                Liberty All-Star Growth Fund, Inc.        Treasurer
                                                                Colonial Insured Municipal Fund           CFO, Treasurer
                                                                Colonial California Insured Municipal
                                                                     Fund                                 CFO, Treasurer
                                                                Colonial New York Insured Municipal Fund  CFO, Treasurer
                                                                Liberty Floating Rate Advantage Fund      CFO, Treasurer
                                                                Liberty-Stein Roe Funds Investment Trust  Senior V.P., Treasurer
                                                                Liberty-Stein Roe Funds Income Trust      Senior V.P., Treasurer
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Senior V.P., Treasurer
                                                                Liberty-Stein Roe Funds Trust             Senior V.P., Treasurer
                                                                Liberty-Stein Roe Funds Municipal Trust   Senior V.P., Treasurer
                                                                Liberty-Stein Roe Advisor Trust           Senior V.P., Treasurer
                                                                SR&F Base Trust                           Senior V.P., Treasurer
                                                                SteinRoe Variable Investment Trust        Senior V.P., Treasurer
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Senior V.P., Treasurer
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Senior V.P., Treasurer
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Senior V.P., Treasurer
                                                                Liberty Investment Grade Bond Fund        CFO, Treasurer
                                                                Colonial Advisory Services, Inc.          CFO, Treasurer

Michelini, Peter                   V.P.                         Liberty Funds Group LLC                   V.P.

Muldoon, Robert                    V.P.                         Liberty Funds Group LLC                   V.P.

Newman, Maureen                    Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

O'Brien, David                     Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.

Olsheskie, Mark                    V.P.                         Liberty Funds Group LLC                   V.P.

Ostrander, Laura                   Senior V.P.                  Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Palombo, Joseph R.                 Dir., Exec. V.P.             Colonial Advisory Services, Inc.          Director
                                                                Colonial High Income Municipal Trust      Trustee
                                                                Colonial InterMarket Income Trust I       Trustee
                                                                Colonial Intermediate High Income Fund    Trustee
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Trustee
                                                                Colonial Municipal Income Trust           Trustee
                                                                Liberty Funds Trust I through VIII        Trustee
                                                                Liberty Funds Trust IX                    V.P.
                                                                Liberty Funds Services, Inc.              Director
                                                                Liberty Funds Group LLC                   CAO, Executive V.P.
                                                                Liberty Funds Distributor, Inc.           Director
                                                                AlphaTrade Inc.                           Director
                                                                Stein Roe & Farnham Incorporated          Executive V.P., Director
                                                                Liberty Variable Investment Trust         Trustee
                                                                Liberty All-Star Equity Fund              V.P.
                                                                Liberty All-Star Growth Fund, Inc.        V.P.
                                                                Colonial Insured Municipal Fund           Trustee
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Trustee
                                                                Colonial New York Insured Municipal Fund  Trustee
                                                                Liberty Floating Rate Advantage Fund      Trustee
                                                                Liberty-Stein Roe Funds Investment Trust  Executive V.P.
                                                                Liberty-Stein Roe Funds Income Trust      Executive V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Executive V.P.
                                                                Liberty-Stein Roe Funds Trust             Executive V.P.
                                                                Liberty-Stein Roe Funds Municipal Trust   Executive V.P.
                                                                Liberty-Stein Roe Advisor Trust           Executive V.P.
                                                                SR&F Base Trust                           Executive V.P.
                                                                SteinRoe Variable Investment Trust        Executive V.P.
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Executive V.P.
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Executive V.P.
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Executive V.P.
                                                                Liberty Investment Grade Bond Fund        Trustee

Peishoff, William                  V.P.                         Liberty Funds Group LLC                   V.P.

Peterson, Ann T.                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Pielech, Mitchell                  V.P.                         Liberty Funds Group LLC                   V.P.

Pietropaolo, Vincent P.            V.P., Asst. Sec., Counsel    Liberty Funds Trust I through IX          Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty-Stein Roe Advisor Floating Rate
                                                                     Fund                                 Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Investment Grade Bond Fund        Asst. Secretary

Pope, David                        V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Quirk, Alison A.                   Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Ratcliff, Lester                   V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Richards, Scott B.                 Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Roye, Michael                      V.P.                         Liberty Funds Group LLC                   V.P.

Schermerhorn, Scott                Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Schofield, Karl                    Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.

Shields, Yvonne B.                 V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Smalley, Gregg                     V.P.                         Liberty Funds Group LLC                   V.P.

Smith, Craig                       V.P.                         Liberty Funds Group LLC                   V.P.

Spanos, Gregory J.                 Senior V.P.                  Colonial Advisory Services, Inc.          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Stevens, Richard                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Swayze, Gary                       Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.

Thomas, Ronald                     V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Ware, Elizabeth M.                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

White, John                        V.P.                         Liberty Funds Group LLC                   V.P.

Wiley, Christine                   V.P.                         Liberty Funds Group LLC                   V.P.

Wolfset, Glenn                     Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment advisor is One Financial Center, Boston, MA 02111.

Item 27.  Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust and Stein Roe Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None


Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Bertrand, Thomas       V.P.                  None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Carroll, Sean          V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski, Daniel    V.P.                  None

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hartnett, Kelly        V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Ives, Curt             V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Kelson, Jr., David     V.P.                  None

Lewis, Blair           V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Donnell, John        V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Vice President

Perullo, Deborah       V.P.                  None

Piken, Keith           Sr. V.P.              None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

Vail, Norman           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.          Location of Accounts and Records

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for the custodian is 270 Park Avenue, New York, NY 10017-2070.

Item 29.          Management Services

                  See Item 5 as discussed in Part A and Item 16 as discussed in

                  Part B.

Item 30.          Undertakings

                  Not Applicable

                                  ************

                                     NOTICE


         A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust VI (Trust) (formerly Colonial Trust VI) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this amendment to the Trust's Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, to be signed in this City of Boston and The Commonwealth of Massachusetts on this 3rd day of October, 2000.

                                     LIBERTY FUNDS TRUST VI



                                     By: /s/ STEPHEN E. GIBSON
                                        --------------------------------------
                                             Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                                          TITLE                              DATE
----------                                          -----                              ----


STEPHEN E. GIBSON                                   President (chief                   October 3, 2000
-----------------
Stephen E. Gibson                                   executive officer)





PAMELA A. MCGRATH                                   Treasurer and Chief                October 3, 2000
-----------------
Pamela A. McGrath                                   Financial Officer
                                                    (principal financial
                                                    officer)

TOM BLEASDALE*                                      Trustee
--------------------
Tom Bleasdale


LORA S. COLLINS*
--------------------
Lora S. Collins                                     Trustee


JAMES E. GRINNELL*
--------------------
James E. Grinnell                                   Trustee

                                                                                       *WILLIAM J. BALLOU
RICHARD W. LOWRY*                                   Trustee                             William J. Ballou
--------------------
Richard W. Lowry                                                                        Attorney-in-fact
                                                                                        For each Trustee
                                                                                        October 3, 2000
SALVATORE MACERA*                                   Trustee
--------------------
Salvatore Macera


WILLIAM E. MAYER*                                   Trustee
--------------------
William E. Mayer


JAMES L. MOODY, JR.*                                Trustee
--------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*                                  Trustee
--------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                                  Trustee
--------------------
Joseph R. Palombo

THOMAS E. STITZEL*                                  Trustee
--------------------
Thomas E. Stitzel


ANNE-LEE VERVILLE*                                  Trustee
--------------------
Anne-Lee Verville